Intangible Assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	£ 1,451.9	£ 1,359.5
Ending balance	849.9	1,451.9
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,519.7	2,276.8
Additions	40.0	14.9
Disposals and retirements, intangible assets other than goodwill	66.9	93.0
Reclassifications	0.0
New acquisitions	141.4	47.7
Other movements	17.0	10.1
Exchange adjustments	(85.3)	263.2
Ending balance	2,565.9	2,519.7
Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,067.8)	(917.3)
Disposals and retirements, intangible assets other than goodwill	(66.6)	(93.0)
Other movements	(0.7)
Exchange adjustments	(37.2)	130.7
Charge for the year	752.7	83.8
Impairment charges included within restructuring costs		29.0
Ending balance	(1,716.0)	(1,067.8)
Brands with an indefinite useful life
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,103.4	1,010.5
Ending balance	412.4	1,103.4
Brands with an indefinite useful life | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,166.0	1,067.3
Additions	0.0	0.0
Disposals and retirements, intangible assets other than goodwill	0.0	0.0
Reclassifications	(665.4)
New acquisitions	0.0	0.0
Other movements	0.0	0.0
Exchange adjustments	(28.4)	98.7
Ending balance	472.2	1,166.0
Brands with an indefinite useful life | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(62.6)	(56.8)
Disposals and retirements, intangible assets other than goodwill	0.0	0.0
Other movements	0.0
Exchange adjustments	(2.8)	5.8
Charge for the year	0.0	0.0
Impairment charges included within restructuring costs		0.0
Ending balance	(59.8)	(62.6)
Acquired intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	288.7	273.4
Ending balance	344.2	288.7
Acquired intangibles | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,073.2	921.4
Additions	0.0	0.0
Disposals and retirements, intangible assets other than goodwill	15.1	33.8
Reclassifications	665.4
New acquisitions	138.5	46.5
Other movements	0.0	9.3
Exchange adjustments	(47.5)	129.8
Ending balance	1,814.5	1,073.2
Acquired intangibles | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(784.5)	(648.0)
Disposals and retirements, intangible assets other than goodwill	(15.1)	(33.6)
Other movements	0.0
Exchange adjustments	(27.0)	108.2
Charge for the year	727.9	61.9
Impairment charges included within restructuring costs		0.0
Ending balance	(1,470.3)	(784.5)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	59.8	75.6
Ending balance	93.3	59.8
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	280.5	288.1
Additions	40.0	14.9
Disposals and retirements, intangible assets other than goodwill	51.8	59.2
Reclassifications	0.0
New acquisitions	2.9	1.2
Other movements	17.0	0.8
Exchange adjustments	(9.4)	34.7
Ending balance	279.2	280.5
Other | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(220.7)	(212.5)
Disposals and retirements, intangible assets other than goodwill	(51.5)	(59.4)
Other movements	(0.7)
Exchange adjustments	(7.4)	16.7
Charge for the year	24.8	21.9
Impairment charges included within restructuring costs		29.0
Ending balance	£ (185.9)	£ (220.7)